Investment and Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
June 30, 2022 (unaudited)	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$9,914	$143,991	$-	$153,905
Non-current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$9,914	$143,991	$77,200	$231,105

December 31, 2021	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$23,527	$213,088	$-	$236,615
Non-current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$23,527	$213,088	$77,200	$313,815

Schedule of fair value reconciliation of Level 3 assets
Common Stocks
Balance at January 1, 2022	$77,200
Change in unrealized appreciation	-
Balance at June 30, 2022 (Unaudited)	$77,200
Net change in unrealized appreciation relating to investments still held at June 30, 2022	-

Warrants
Balance at January 1, 2021	$4,289
Change in unrealized depreciation	(4,289)
Balance at June 30, 2021 (Unaudited)	$-
Net change in unrealized depreciation relating to investments still held at June 30, 2021	-

Schedule of quantitative information about the group’s level 3 fair value measurements of investment
June 30, 2022 (Unaudited)	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

December 31, 2021	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

Schedule of summary of annual upward or downwards adjustments and impairment recorded in other income (loss), net
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Upward adjustments	$6,108,899	$-
Downward adjustments and impairment	(520,821)	-
Gain on investment in non-marketable security, net	$5,588,078	$-

Schedule of carrying value of the non-marketable investments
	June 30, 2022	December 31, 2021
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	6,108,899	-
Downward adjustments and impairment	(520,821)	-
Total carrying value at the end of the period	$9,667,785	$4,079,707